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                                                       Deutsche Asset Management


BT Institutional Funds
International Equity Institutional Class I

Supplement dated June 15, 2000 to Prospectus dated January 31, 2000

The following replaces the first sentence under the "Dividends and Distributions" section with respect to International Equity Institutional Class I:

Dividends and capital gains distributions, if any, are paid at least annually.

              Please Retain This Supplement for Future Reference

SUPP1699 (6/00)

CUSIP: 055924856